Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 458,000	$ 420,000	$ 1,138,000	$ 2,016,000
Warintza
Total	$ 458,000	$ 420,000	$ 1,138,000	$ 2,016,000